Obligations Under Guarantees and Other Off-balance Sheet Instruments	6 Months Ended
Sep. 30, 2021
Guarantee Obligations And Other Off Balance Sheet Instruments [Abstract]
Obligations Under Guarantees and Other Off-balance Sheet Instruments	OBLIGATIONS UNDER GUARANTEES AND OTHER OFF-BALANCE SHEET INSTRUMENTS
Obligations under Guarantees
The MUFG Group provides customers with a variety of guarantees and similar arrangements as described in Note 24 to the consolidated financial statements for the fiscal year ended March 31, 2021. The table below presents the contractual or notional amounts of such guarantees at March 31, 2021 and September 30, 2021:

	March 31, 2021	September 30, 2021(3)
	(in billions)
Standby letters of credit and financial guarantees	¥4,055	¥4,245
Performance guarantees	3,193	3,350
Derivative instruments(1)(2)	38,499	40,425
Liabilities of trust accounts	10,656	10,411
Other	40	34
Total	¥56,443	¥58,465

Notes:	(1)Credit derivatives sold by the MUFG Group are excluded from this presentation.
(2)Derivative instruments that are deemed to be included within the definition of guarantees as prescribed in the guidance on guarantees include certain written options and credit default swaps.
(3) The above table includes the credit instruments in transferred business of MUFG Union Bank at September 30.2021. See Note 2 for more informatioion.
Performance Risk
The MUFG Group monitors performance risk of its guarantees using the same credit rating system utilized for estimating probabilities of default with its loan portfolio. The MUFG Group’s credit rating system is consistent with both the method of evaluating credit risk under Basel III and those of third-party credit rating agencies. On certain underlying referenced credits or entities, ratings are not available. Such referenced credits are included in the “Not rated” category in the following tables.
Presented in the tables below is the maximum potential amount of future payments classified based upon internal credit ratings as of March 31, 2021 and September 30, 2021. The determination of the maximum potential future payments is based on the notional amount of the guarantees without consideration of possible recoveries under recourse provisions or from collateral held or pledged. Such amounts do not represent the anticipated losses, if any, on these guarantees.

At March 31, 2021:	Maximum potential/ Contractual or Notional amount	Amount by borrower grade
		Normal	Close Watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(1)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥4,055	¥3,929	¥108	¥15	¥3
Performance guarantees	3,193	3,092	70	3	28
Total	¥7,248	¥7,021	¥178	¥18	¥31

At September 30, 2021:	Maximum potential/ Contractual or Notional amount	Amount by borrower grade
		Normal	Close Watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(1)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥4,245	¥4,104	¥112	¥25	¥4
Performance guarantees	3,350	3,258	60	3	29
Total(2)	¥7,595	¥7,362	¥172	¥28	¥33

Notes:
(1)See Notes of the tables regarding “the maximum potential amount of future payments classified based upon internal credit ratings “in Note 24 to the consolidated financial statements for the fiscal year ended March 31, 2021.

(2) The above table includes the credit instruments in transferred business of MUFG Union Bank of September 30.2021. See Note 2 for more information.
The guarantees the MUFG Group does not classify based upon internal credit ratings are described in Note 24 to the consolidated financial statements for the fiscal year ended March 31, 2021.
Other Off-balance Sheet Instruments
In addition to obligations under guarantees and similar arrangements set forth above, the MUFG Group issues other off-balance sheet instruments to meet the financial needs of its customers and for other purposes as described in Note 24 to the consolidated financial statements for the fiscal year ended March 31, 2021. The table below presents the contractual amounts with regard to such instruments at March 31, 2021 and September 30, 2021:

	March 31, 2021	September 30, 2021(1)
	(in billions)
Commitments to extend credit	¥84,614	¥82,850
Commercial letters of credit	835	925
Commitments to make investments	281	290
Other	—	1

Note:	(1)The above table includes the credit instruments in transferred business of MUFG Union Bank at September 30.2021. See Note 2 for more information.